UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 71.4%
Australia - 8.4%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	7,740,000	AUD	$6,353,573
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	5,610,000	AUD	4,569,501	(a)
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	6,320,000	AUD	5,028,416	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	4,200,000	AUD	3,530,620	(a)

Total Australia					19,482,110

Brazil - 3.6%
Federative Republic of Brazil, Notes	10.000%	1/1/21	4,505,000	BRL	920,895
Federative Republic of Brazil, Notes	10.000%	1/1/23	24,470,000	BRL	4,732,070
Federative Republic of Brazil, Notes	10.000%	1/1/25	13,910,000	BRL	2,572,019

Total Brazil					8,224,984

Hungary - 4.2%
Republic of Hungary, Bonds	7.000%	6/24/22	280,000,000	HUF	1,233,137
Republic of Hungary, Bonds	6.000%	11/24/23	1,480,000,000	HUF	6,333,783
Republic of Hungary, Bonds	5.500%	6/24/25	530,000,000	HUF	2,231,341

Total Hungary					9,798,261

Indonesia - 4.1%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	15,200,000,000	IDR	962,767
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	93,400,000,000	IDR	6,007,386
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	41,400,000,000	IDR	2,454,017

Total Indonesia					9,424,170

Italy - 7.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	10,220,000	EUR	16,092,199	(a)

Malaysia - 4.0%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	10,955,000	MYR	2,478,473
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	30,870,000	MYR	6,664,142

Total Malaysia					9,142,615

Mexico - 14.0%
United Mexican States, Senior Bonds	8.500%	5/31/29	151,700,000	MXN	10,612,054
United Mexican States, Senior Bonds	8.500%	11/18/38	118,000,000	MXN	8,313,713
United Mexican States, Senior Bonds	7.750%	11/13/42	206,000,000	MXN	13,462,853

Total Mexico					32,388,620

New Zealand - 3.6%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	10,990,000	NZD	8,222,130	(a)

Poland - 2.5%
Republic of Poland, Bonds	4.000%	10/25/23	20,315,000	PLN	5,828,838

Portugal - 4.6%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	8,415,000	EUR	10,740,257	(a)

South Africa - 4.0%
Republic of South Africa, Bonds	6.750%	3/31/21	29,935,000	ZAR	2,035,411
Republic of South Africa, Bonds	6.500%	2/28/41	105,715,000	ZAR	5,725,705
Republic of South Africa, Bonds	8.750%	2/28/48	20,810,000	ZAR	1,449,800

Total South Africa					9,210,916

Spain - 1.6%
Kingdom of Spain, Senior Bonds	5.150%	10/31/44	2,310,000	EUR	3,651,854	(a)

United Kingdom - 9.8%
United Kingdom Gilt, Bonds	3.250%	1/22/44	12,960,000	GBP	22,694,880	(a)

TOTAL SOVEREIGN BONDS (Cost - $196,312,878)					164,901,834

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%
TDA CAM Fondo de Titulizacion de Activos, 2008 A (Cost - $3,755,082)	0.098%	2/26/49	3,125,433	EUR	$3,209,905	(a)(b)

CORPORATE BONDS & NOTES - 22.9%
FINANCIALS - 22.9%
Banks - 16.8%
ANZ New Zealand International Ltd., Senior Notes	0.815%	4/27/17	640,000		640,160	(b)(c)
Commonwealth Bank of Australia, Senior Notes	0.845%	9/20/16	1,600,000		1,603,493	(b)(c)
Commonwealth Bank of Australia, Senior Notes	0.602%	9/8/17	2,845,000		2,835,566	(b)(c)
Corporacion Andina de Fomento, Senior Notes	0.844%	1/29/18	3,545,000		3,577,065	(b)
Dexia Credit Local SA, Senior Notes	0.534%	6/5/18	9,245,000		9,216,220	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.036%	1/14/17	2,000,000		2,004,136	(b)
Export-Import Bank of Korea, Senior Notes	0.914%	5/12/17	4,230,000		4,233,282	(b)(c)
Export-Import Bank of Korea, Senior Notes	0.946%	8/14/17	5,735,000		5,729,225	(b)(c)
Nederlandse Waterschapsbank NV, Senior Notes	0.539%	2/14/18	6,765,000		6,792,087	(b)(c)
Shinhan Bank, Senior Notes	0.934%	4/8/17	2,195,000		2,194,162	(b)(c)

Total Banks					38,825,396

Capital Markets - 2.9%
Deutsche Bank AG, Senior Notes	0.924%	2/13/17	4,275,000		4,282,344	(b)
Macquarie Bank Ltd., Senior Notes	0.925%	10/27/17	2,290,000		2,280,783	(b)(c)

Total Capital Markets					6,563,127

Diversified Financial Services - 3.2%
European Investment Bank, Senior Notes	1.125%	9/15/17	5,134,000		5,164,727
Svensk Exportkredit AB, Senior Notes	0.516%	6/12/17	1,390,000		1,392,079	(b)
Svensk Exportkredit AB, Senior Notes	0.686%	11/9/17	850,000		856,494	(a)(b)

Total Diversified Financial Services					7,413,300

TOTAL CORPORATE BONDS & NOTES (Cost - $52,850,109)					52,801,823

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $252,918,069)					220,913,562

			SHARES
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,945,603)	0.125%		6,945,603		6,945,603

TOTAL INVESTMENTS - 98.7% (Cost - $259,863,672#)					227,859,165
Other Assets in Excess of Liabilities - 1.3%					2,911,738

TOTAL NET ASSETS - 100.0%					$230,770,903

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$164,901,834	—	$164,901,834
Collateralized mortgage obligations	—	3,209,905	—	3,209,905
Corporate bonds & notes	—	52,801,823	—	52,801,823

Total long-term investments	—	$220,913,562	—	$220,913,562

Short-term investments†	$6,945,603	—	—	6,945,603

Total investments	$6,945,603	$220,913,562	—	$227,859,165

Other financial instruments:
Forward foreign currency contracts	—	$1,350,004	—	$1,350,004

Total	$6,945,603	$222,263,566	—	$229,209,169

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$1,187,940	—	$1,187,940

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,369,631
Gross unrealized depreciation	(35,374,138)

Net unrealized depreciation	$(32,004,507)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	1,510,000	USD	982,142	Citibank, N.A.	10/16/15	$(17,785)
USD	9,636,440	NZD	14,480,000	Citibank, N.A.	10/16/15	388,831
NZD	740,000	USD	467,733	JPMorgan Chase & Co.	10/16/15	4,866
CLP	1,623,000,000	USD	2,515,889	HSBC Bank USA, N.A.	10/19/15	(187,722)
USD	567,694	NOK	4,700,000	Goldman Sachs Bank USA	10/20/15	15,775

Notes to Schedule of Investments (unaudited) (continued)

NOK	117,500,000	USD	14,342,912	HSBC Bank USA, N.A.	10/20/15	(544,925)
USD	2,160,063	NOK	17,800,000	HSBC Bank USA, N.A.	10/20/15	69,815
SEK	129,700,000	USD	15,245,909	HSBC Bank USA, N.A.	10/21/15	256,354
USD	2,382,329	SEK	20,600,000	HSBC Bank USA, N.A.	10/21/15	(79,865)
USD	498,299	SEK	4,200,000	Morgan Stanley & Co. Inc.	10/21/15	(3,702)
CLP	2,348,000,000	USD	3,577,196	HSBC Bank USA, N.A.	10/23/15	(210,285)
CLP	2,666,000,000	USD	3,869,095	HSBC Bank USA, N.A.	11/10/15	(52,678)
EUR	340,000	USD	376,788	Citibank, N.A.	11/13/15	3,373
USD	3,657,233	EUR	3,340,000	Citibank, N.A.	11/13/15	(77,292)
JPY	380,000,000	USD	3,175,736	Citibank, N.A.	12/4/15	(5,574)
JPY	456,000,000	USD	3,792,125	Citibank, N.A.	12/4/15	12,070
JPY	279,000,000	USD	2,331,466	Citibank, N.A.	12/4/15	(3,899)
JPY	279,000,000	USD	2,331,780	Citibank, N.A.	12/4/15	(4,213)
USD	21,518,000	GBP	14,000,000	HSBC Bank USA, N.A.	12/14/15	346,088
INR	770,000,000	USD	11,388,006	Barclays Bank PLC	12/16/15	192,428
CLP	5,040,000,000	USD	7,101,592	HSBC Bank USA, N.A.	1/29/16	60,404

Total						$162,064

Abbreviations used in this table:

CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015